Long-Term Debt (Schedule of Fixed-Charge Coverage Ratio) (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Fiscal Quarter Ending September 30, 2014 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.00	2.00
Fiscal Quarter Ending December 31, 2014 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.00	2.00
Fiscal Quarter Ending March 31, 2015 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.00	2.00
Fiscal Quarter Ending June 30, 2015 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.25	2.25
Fiscal Quarter Ending September 30, 2015 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.25	2.25
Fiscal Quarter Ending December 31, 2015 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.25	2.25
Fiscal Quarter Ending March 31, 2016 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.50	2.50
Fiscal Quarter Ending June 30, 2016 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.50	2.50
Fiscal Quarter Ending September 30, 2016 [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.50	2.50
Fiscal Quarter Ending December 31, 2016 and thereafter [Member]
Schedule Of Debt Covenants [Line Items]
Fixed-Charge Coverage Ratio	2.75	2.75